Acquisitions	12 Months Ended
Mar. 31, 2011
Acquisitions [Abstract]
ACQUISITIONS
7.	ACQUISITIONS
Lecien — On August 17, 2009, the Company acquired all the outstanding common shares of Lecien which primarily manufactures and sells innerwear, lace, handicrafts and tapestries, through share exchange. This aimed to expand its business field. This enables the Company to maintain the growth of its innerwear business in the domestic market by making its presence known in the new market and developing new and different products, sales methods and channels, as well as pricing strategies.
This transaction was accounted for as an acquisition. Lecien’s results of operations were included in the Company’s consolidated statements of income for the year ended March 31, 2010 from August 1, 2009. Lecien’s results of operations and change in financial position between August 1, 2009 and August 17, 2009 were not significant.
The purchase cost of the acquisition was ¥2,489 million, which was the fair value of the shares distributed to the shareholders of Lecien. As consideration for the acquisition, the Company distributed 2,104,063 shares of treasury stock to the shareholders of Lecien. Those shares were valued at ¥1,183 per share which was the stock price on the acquisition date of August 17, 2009.
The purchase price of Lecien’s shares was allocated based upon the estimated fair value of the identifiable assets acquired and liabilities assumed. As a result of the allocation of basis of investment in Lecien, the Company recognized goodwill of ¥71 million.
Lecien’s net sales and net loss included in the Company’s consolidated statement of income for the year ended March 31, 2010 were ¥8,751 million and ¥245 million, respectively.
The costs of the business combinations were ¥121 million, which were included in selling, general and administrative.
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition.

Millions of
Yen
2010

Cash	¥362
Trade notes and receivable	3,381
Other current assets	1,841
Property, plant, and equipment	2,164
Investments	1,101
Goodwill	71
Other intangible assets	144
Other assets	798

Total assets acquired	9,862

Current liabilities	5,725
Long-term liabilities	1,602

Total liabilities assumed	7,327

Noncontrolling interests	46

Net assets acquired	¥2,489

Unaudited Pro Forma Results
Unaudited pro forma financial information was presented below as if the acquisition of Lecien occurred at the beginning of the 2009 and fiscal year.

	Millions of Yen
	2010	2009

Pro forma sales	¥167,621	¥188,374
Pro forma operating income	3,272	10,115
Pro forma net income attributable to Wacoal Holdings Corp.	1,864	4,970

	Millions of Yen
	2010	2009

Pro forma net income attributable to Wacoal Holdings Corp. per share:
Basic	¥13.19	¥34.92
Diluted	13.18	34.92